Amounts Receivable and Other (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other current receivables [abstract]
Royalty receivables	$ 25,167	$ 21,543
Prepaid expenses	122	544
Value added tax recoverable	652	685
Total amounts receivable and other	$ 25,941	$ 22,772